Commitments and Contingencies - Future minimum capital lease payments (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Future minimum payments on capital leases:
2016	$ 11,870
2017	12,167
2018	12,471
2019	12,783
2020	13,103
2021 - 2028	109,248
Total minimum future lease payments	$ 171,642